CONSOLIDATED COMPREHENSIVE INCOME STATEMENTS $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2018 USD ($) CNY (¥) $ / shares		Dec. 31, 2017 CNY (¥) ¥ / shares	Dec. 31, 2016 CNY (¥) ¥ / shares
Revenue
Total revenue	¥ 19,828,018,000	$ 2,883,866	[1]	¥ 18,331,422,000	¥ 17,280,504,000
Operating expenses
Employee benefits	(7,446,415,000)			(6,842,220,000)	(6,219,347,000)
Materials and supplies	(1,658,327,000)			(1,627,992,000)
Depreciation of fixed assets	(1,609,743,000)			(1,662,460,000)	(1,518,970,000)
Amortisation of leasehold land payments	(55,782,000)			(45,680,000)	(38,670,000)
Total operating expenses	(18,658,213,000)	(2,713,725)	[1]	(16,932,587,000)	(15,637,999,000)
Reversal of impairment losses on financial assets, net	1,061,000	154	[1]	0	0
Other losses - net	(108,613,000)	(15,797)	[1]	(48,477,000)	(108,270,000)
Operating profit	1,062,253,000	154,498	[1]	1,350,358,000	1,534,235,000
Finance costs-net	(630,000)	(92)	[1]	(10,170,000)	2,551,000
Share of results of associates, net of tax	7,177,000	1,044	[1]	6,944,000	7,223,000
Profit before income tax	1,068,800,000	155,450	[1]	1,347,132,000	1,544,009,000
Income tax expense	(289,766,000)	(42,145)	[1]	(335,364,000)	(390,309,000)
Profit for the year	779,034,000	113,305	[1]	1,011,768,000	1,153,700,000
Items that may be reclassified to profit or loss
Changes in the fair values of available-for-sale financial assets	0	0	[1]	242,588,000	0
Deferred tax liabilities for the changes in the fair values of available-for-sale financial assets	0	0	[1]	60,647,000	0
Total comprehensive income for the year, net of tax	779,034,000	113,305	[1]	1,193,709,000	1,153,700,000
Profit attributable to:
Equity holders of the Company	784,059,000	114,037	[1]	1,015,361,000	1,158,253,000
Non-controlling interests	(5,025,000)	(732)	[1]	(3,593,000)	(4,553,000)
Profit for the year	779,034,000	113,305	[1]	1,011,768,000	1,153,700,000
Total comprehensive income attributable to:
Equity holders of the Company	784,059,000	114,037		1,197,302,000	1,158,253,000
Non-controlling interests	(5,025,000)	(732)		(3,593,000)	(4,553,000)
Total comprehensive income for the year, net of tax	¥ 779,034,000	$ 113,305	[1]	¥ 1,193,709,000	¥ 1,153,700,000
Earnings per share for profit attributable to the equity holders of the Company during the year
Basic and diluted | (per share)	¥ 0.11	$ 0.02	[1]	¥ 0.14	¥ 0.16
Earnings per equivalent ADS
Basic and diluted | (per share)	¥ 5.53	$ 0.80	[1]	¥ 7.17	¥ 8.18
Closing foreign exchange rate	6.8755	6.8755
Railroad Businesses [member]
Revenue
Passenger	¥ 8,108,384,000	$ 1,179,316	[1]	¥ 7,757,077,000	¥ 7,358,851,000
Freight	1,849,360,000	268,978	[1]	1,893,594,000	1,718,260,000
Railway network usage and other transportation related services	8,865,635,000	1,289,453	[1]	7,644,230,000	7,093,198,000
Total revenue	18,823,379,000	2,737,747		17,294,901,000	16,170,309,000
Operating expenses
Business tax and surcharge	(16,242,000)	(2,362)	[1]	(21,658,000)	(38,723,000)
Employee benefits	(6,912,390,000)	(1,005,365)	[1]	(6,300,223,000)	(5,654,869,000)
Equipment leases and services	(5,370,634,000)	(781,126)	[1]	(4,372,330,000)	(4,193,555,000)
Land use right leases	(58,490,000)	(8,507)	[1]	(57,358,000)	(55,090,000)
Materials and supplies	(1,342,344,000)	(195,236)	[1]	(1,314,002,000)	(1,336,614,000)
Repair and facilities maintenance costs, excluding materials and supplies	(917,898,000)	(133,503)	[1]	(879,597,000)	(612,484,000)
Depreciation of fixed assets	(1,581,685,000)	(230,047)	[1]	(1,632,926,000)	(1,488,324,000)
Cargo logistics and outsourcing service charges	(171,390,000)	(24,928)	[1]	(246,563,000)	(206,195,000)
Amortisation of leasehold land payments	(44,450,000)	(6,465)	[1]	(34,348,000)	(27,338,000)
Social services expenses	0	0	[1]	0	(11,297,000)
Utility and office expenses	(98,820,000)	(14,373)	[1]	(60,360,000)	(55,718,000)
Others	(1,095,845,000)	(159,384)	[1]	(930,691,000)	(881,586,000)
Total operating expenses	(17,610,188,000)	(2,561,296)	[1]	(15,850,056,000)	(14,561,793,000)
Other businesses [member]
Revenue
Total revenue	1,004,639,000	146,119		1,036,521,000	1,110,195,000
Operating expenses
Employee benefits	(534,025,000)	(77,671)	[1]	(541,997,000)	(564,478,000)
Materials and supplies	(315,983,000)	(45,958)	[1]	(313,990,000)	(360,552,000)
Depreciation of fixed assets	(28,058,000)	(4,081)	[1]	(29,534,000)	(30,646,000)
Amortisation of leasehold land payments	(11,332,000)	(1,648)		(11,332,000)	(11,332,000)
Utility and office expenses	(53,759,000)	(7,819)	[1]	(34,488,000)	(23,051,000)
Others	(104,868,000)	(15,252)	[1]	(151,190,000)	(86,147,000)
Total operating expenses	¥ (1,048,025,000)	$ (152,429)	[1]	¥ (1,082,531,000)	¥ (1,076,206,000)

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .